Goodwill (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	$ 811.2	$ 795.6	$ 795.6
Measurement period adjustments	(4.7)		(9.8)
Goodwill, balance at end of period	806.5		811.2
Adjustment to purchase price related to settlement of certain working capital items	12.0	$ 0.0
eOne
Goodwill [Roll Forward]
Measurement period adjustments	4.7
Goodwill, balance at end of period	(10.9)
Decrease to accounts receivable	4.6
Increase to content related payables	3.4
Increase to other assets	2.9
Decrease to participation and residuals	0.4
Decrease in investment in films and television programs	1.6
Increase in accrued and other liabilities	0.2
Motion Picture
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	398.6
Measurement period adjustments	(2.2)
Goodwill, balance at end of period	396.4		398.6
Television Production
Goodwill [Roll Forward]
Goodwill, balance at beginning of period	412.6
Measurement period adjustments	(2.5)
Goodwill, balance at end of period	$ 410.1		$ 412.6